Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Sep. 30, 2023			$ 144		$ 24,856	$ (5,325)	$ 19,675
Balance (in Shares) at Sep. 30, 2023			1,437,500
Issuance of Private Placement Units	$ 23				2,279,977		2,280,000
Issuance of Private Placement Units (in Shares)	228,000
Issuance of representative shares	$ 23				301,277		301,300
Issuance of representative shares (in Shares)	230,000
Issuance of Public Rights, net of issuance cost of $45,930					1,219,070		1,219,070
Transfer Class B shares to independent directors					38,479		38,479
Accretion of carrying value to redemption value					(1,249,259)		(1,249,259)
Net income (loss)						255,721	255,721
Balance at Sep. 30, 2024	$ 46		$ 144		2,614,400	250,396	2,864,986
Balance (in Shares) at Sep. 30, 2024	458,000		1,437,500	[1]
Accretion of carrying value to redemption value					(1,393,904)		(1,393,904)
Net income (loss)						542,018	542,018
Balance at Dec. 31, 2024	$ 46		$ 144		1,220,496	792,414	2,013,100
Balance (in Shares) at Dec. 31, 2024	458,000		1,437,500	[1]
Balance at Sep. 30, 2024	$ 46		$ 144		2,614,400	250,396	2,864,986
Balance (in Shares) at Sep. 30, 2024	458,000		1,437,500	[1]
Accretion of carrying value to redemption value					(2,614,400)	(1,796,612)	(4,411,012)
Extension fees deposited into trust account						(450,000)	(450,000)
Net income (loss)						1,370,753	1,370,753
Balance at Sep. 30, 2025	$ 46	[1]	$ 144			(625,463)	(625,273)
Balance (in Shares) at Sep. 30, 2025	458,000		1,437,500
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)						(299,353)	(299,353)
Accretion of carrying value to redemption value
Term extension fee						(450,000)	(450,000)
Net income (loss)						(118,289)	(118,289)
Balance at Dec. 31, 2025	$ 46	[1]	$ 144			$ (1,493,105)	$ (1,492,915)
Balance (in Shares) at Dec. 31, 2025	458,000		1,437,500

[1]	This number retroactively restated to include an aggregate of 187,500 Class B ordinary shares as a result of the underwriter’s full exercise of their over-allotment option on July 8, 2025. No Founder Shares are currently subject to forfeiture (see Note 5).